                                                              Reg. No 333-106813
--------------------------------------------------------------------------------

 As filed with the Securities and Exchange Commission on
                     October 28, 2003

         U.S. SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C. 20549

                        FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

PRE-EFFECTIVE AMENDMENT NO. __         /    /

POST-EFFECTIVE AMENDMENT NO.   1   / X /

        OPPENHEIMER MAIN STREET FUND, A SERIES OF
           OPPENHEIMER MAIN STREET FUNDS, INC.
    (Exact Name of Registrant as Specified in Charter)

    6803 South Tucson Way, Centennial, Colorado 80112
         (Address of Principal Executive Offices)

                       303-768-3200
             (Registrant's Telephone Number)

                   Robert G. Zack, Esq.
         Senior Vice President & General Counsel
                  OppenheimerFunds, Inc.
      Two World Financial Center, 225 Liberty Street
                 New York, New York 10080
                      (212) 323-0250
         (Name and Address of Agent for Service)

                     October 17, 2003
      (Approximate Date of Proposed Public Offering)

No filing fee is due because of reliance on Section 24(f)
of the Investment Company Act of 1940.

----------------------------------------------------------

            CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages
and documents:

Front Cover
Contents Page

Shareholder Letter - Incorporated by Reference to the
Registrant's Registration Statement on Form N-14 (Reg.
No. 333-106813), filed August 22, 2003.

Part A

Proxy Statement for Mercury Advisors S&P 500 Index Fund,
a Series of Oppenheimer Select Managers and the
Prospectus for Oppenheimer Main Street Fund, a Series of
Oppenheimer Main Street Funds, Inc. including Exhibit A
- Agreement and Plan of Reorganization between Mercury
Advisors S&P 500 Index Fund, a Series of Oppenheimer
Select Managers and Oppenheimer Main Street Fund, a
Series of Oppenheimer Main Street Funds, Inc -
Incorporated by Reference to the Registrant's
Registration Statement on Form N-14 (Reg. No.
333-106813), filed August 22, 2003.

Notice of Meeting: Incorporated by Reference to the
Registrant's Registration Statement on Form N-14 (Reg.
No. 333-106813), filed August 22, 2003.

Proxy Card - Incorporated by Reference to the
Registrant's Registration Statement on Form N-14 (Reg.
No. 333-106813), filed August 22, 2003.

Voting  Instructions:  Incorporated  by  Reference  to the
Registrant's Initial  Registration  Statement on Form N-14
(Reg. No. 333-106813), filed July 3, 2003.

Part B

Statement of Additional Information:  Incorporated by
Reference to the Registrant's Registration Statement on
Form N-14 (Reg. No. 333-106813), filed August 22, 2003.

Part C

Other Information
Signatures
Exhibits

PART C

 OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

                         FORM N-14

                           PART C

                     OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference  is  made  to  the   provisions  of  Article
Seventh  of  Registrant's  Articles  of  Amendment  filed by cross-reference  to  Exhibit  16  (1) to  this  Registration
Statement, incorporated herein by reference.

      Insofar as  indemnification  for  liabilities  arising
under  the  Securities  Act  of  1933  may be  permitted  to directors,  officers and  controlling  persons of Registrant
pursuant  to  the   foregoing   provisions   or   otherwise,
Registrant  has  been  advised  that in the  opinion  of the
Securities and Exchange  Commission such  indemnification is against  public policy as expressed in the Securities Act of
1933 and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling  person of Registrant
in  the   successful   defense  of  any   action,   suit  or
proceeding)  is  asserted  by  such  director,   officer  or
controlling  person,  Registrant will, unless in the opinion of its  counsel the matter has been  settled by  controlling precedent,  submit  to a court of  appropriate  jurisdiction the question whether such  indemnification  by it is against public  policy as  expressed in the  Securities  Act of 1933 and  will be  governed  by the  final  adjudication  of such issue.

Item 16.  Exhibits
------------------

(1)  (i) Articles  of  Incorporation  dated as of  10/2/87:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment  No.  12,   10/25/93  to  its   Registration
     Statement  on  Form  N-1A  (Reg.  No.  33-17850),  and
     incorporated herein by reference.

(ii)  Amended  Articles  of  Incorporation   dated  12/9/87:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment  No.  12,   10/25/93  to  its   Registration
     Statement  on  Form  N-1A  (Reg.  No.  33-17850),  and
     incorporated herein by reference.

(iii) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  8/18/88:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(iv)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  1/20/89:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(v)   Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  4/16/90:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(vi)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  8/27/93:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(vii) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 10/20/93:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(viii)      Articles   Supplementary   to  the  Articles  of
     Incorporation  dated 10/27/93:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference.

(ix)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 11/29/93:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference.

(x)   Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  4/28/94:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference

(xi)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  9/30/94:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference.

(xii) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  8/30/96:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   19,
     10/30/96 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xiii)      Articles   Supplementary   to  the  Articles  of
     Incorporation  dated  9/30/96:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   19,
     10/30/96 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xiv) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 11/30/98:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   23,
     12/22/98 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xv)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 12/19/00:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   23,
     12/20/00 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xvi) Articles   of    Amendment    to   the   Articles   of
     Incorporation  dated  4/30/03.  Previously  filed with
     Registrant's  Initial Registration  Statement,  7/3/03
     to its  Registration  Statement on Form N-14 (Reg. No.
     33-17850), and incorporated herein by reference.

(2)   By-Laws Amended as of 12/19/00:  Previously filed with
     Registrant's    Post-Effective   Amendment   No.   26,
     12/20/00 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(3)   N/A.

(4)   Agreement and Plan of Reorganization  dated August 25,
     2003:  See  Exhibit  A to Part A of this  Registration
     Statement, incorporated herein by reference.

(5)   (i)   Specimen Class A Stock  Certificate:  Previously
     filed   with    Registrant's    Initial    Registration
     Statement,  7/3/03  to its  Registration  Statement  on
     Form N-14 (Reg. No. 33-17850),  and incorporated herein
     by reference.

     (ii)Specimen  Class  B Stock  Certificate:  Previously
     filed   with   Registrant's    Initial    Registration
     Statement,  7/3/03 to its  Registration  Statement  on
     Form  N-14  (Reg.  No.  33-17850),   and  incorporated
     herein by reference.

     (iii)Specimen Class C Stock Certificate: Previously filed with
     Registrant's Initial Registration Statement, 7/3/03
     to its Registration Statement on Form N-14 (Reg. No.
     33-17850), and incorporated herein by reference.

     (iv)Specimen  Class  N Stock  Certificate:  Previously
     filed   with   Registrant's    Initial    Registration
     Statement,  7/3/03 to its  Registration  Statement  on
     Form  N-14  (Reg.  No.  33-17850),   and  incorporated
     herein by reference.

     (v) Specimen  Class  Y Stock  Certificate:  Previously
     filed   with   Registrant's    Initial    Registration
     Statement,  7/3/03 to its  Registration  Statement  on
     Form  N-14  (Reg.  No.  33-17850),   and  incorporated
     herein by reference.

(6)   Investment  Advisory  Agreement  dated as of 10/22/90:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment No. 6, 11/1/90,  refilled with  Registrant's
     Post-Effective  Amendment No. 14  (9/30/94),  pursuant
     to  Item  102  of  Regulation  S-T,  and  incorporated
     herein by reference.

(7)   (i)   General Distributor's  Agreement dated 10/13/92:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment   No.  11,   8/25/93  to  its   Registration
     Statement  on  Form  N-1A  (Reg.  No.   33-17850)  and
     incorporated herein by reference.

     (ii)Form  of  Dealer  Agreement  of   OppenheimerFunds
     Distributor,     Inc.:     Previously    filed    with
     Post-Effective  Amendment  No. 45 to the  Registration
     Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
     2-62076),   10/26/01,   and  incorporated   herein  by
     reference.

     (iii)Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
     Previously filed with Post-Effective Amendment No. 45
     to the Registration Statement of Oppenheimer High
     Yield Fund (Reg. No. 2-62076), 10/26/01, and
     incorporated herein by reference.

     (iv)Form  of  Agency  Agreement  of   OppenheimerFunds
     Distributor,     Inc.:     Previously    filed    with
     Post-Effective  Amendment  No. 45 to the  Registration
     Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
     2-62076),   10/26/01,   and  incorporated   herein  by
     reference.

     (v) Form   of   Trust   Company   Fund/SERV   Purchase
     Agreement  of  OppenheimerFunds   Distributor,   Inc.:
     Previously filed with Post-Effective  Amendment No. 45
     to the  Registration  Statement  of  Oppenheimer  High
     Yield  Fund  (Reg.   No.   2-62076),   10/26/01,   and
     incorporated herein by reference.

     (vi)Form  of  Trust   Company   Agency   Agreement  of
     OppenheimerFunds  Distributor,  Inc.: Previously filed
     with   Post-Effective   Amendment   No.   45  to   the
     Registration  Statement of Oppenheimer High Yield Fund
     (Reg. No. 2-62076),  10/26/01, and incorporated herein
     by reference.

(8)  Form of Deferred  Compensation  Plans for Disinterested
      Trustees/Directors:

     (i) Form   of   Deferred    Compensation    Plan   for
     Disinterested  Trustees/Directors:   Previously  filed
     with   Post-Effective   Amendment   No.   40  to   the
     Registration  Statement of Oppenheimer High Yield Fund
     (Reg. No. 2-62076),  10/27/98, and incorporated herein
     by reference.

(9)  (i) Amendment  dated  December  6, 2002 to the  Global
     Custodial   Services   Agreement  dated  May  3,  2001
     between  Registrant  and  Citibank,  N.A.:  Previously
     filed  with  the  Initial  Registration  Statement  of
     Oppenheimer   Total   Return   Bond  Fund  (Reg.   No.
     333-101878),  12/16/02,  and  incorporated  herein  by
     reference.

     (ii)Global Custodial  Services  Agreement dated May 3,
     2001   between   Registrant   and   Citibank,    N.A.:
     Previously filed with Post-Effective  Amendment No. 33
     to the  Registration  Statement  of  Centennial  Money
     Market  Trust  (Reg.  No.  2-65245),   10/25/01,   and
     incorporated herein by reference.

     (iii) Amended and Restated Foreign Custody Manager Agreement dated
     May 31, 2001 between Registrant and Citibank, N.A.:
     Previously filed with Pre-Effective Amendment No. 1
     to the Registration Statement of Oppenheimer Total
     Return Bond Fund (Reg. No. 333-101878), 2/11/03, and
     incorporated herein by reference.

(10) (i) Service Plan and  Agreement  for Class A shares of
     Oppenheimer  Main Street  Growth & Income Fund,  dated
     April 23,  2002:  Previously  filed with  Registrant's
     Post-Effective   Amendment  No.  29,   10/23/02,   and
     incorporated herein by reference.

     (ii)Amended   Distribution   and   Service   Plan  and
     Agreement  for  Class B  shares  of  Oppenheimer  Main
     Street  Growth & Income  Fund  dated  March 30,  2001:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment No. 29, 10/23/02,  and  incorporated  herein
     by reference.

(iii) Amended and  restated  Distribution  and Service  Plan and Agreement for Class C shares of  Oppenheimer  Main
     Street  Growth & Income  Fund  dated  March 30,  2001:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment No. 28 (12/19/01),  and incorporated  herein
     by reference.

(iv)  Distribution  and Service Plan and Agreement for Class
     N shares of  Oppenheimer  Main Street  Growth & Income
     Fund dated  October 24,  2000:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   29,
     10/23/02, and incorporated herein by reference.

(v)   Oppenheimer  Funds  Multiple  Class  Plan  under  Rule
     18f-3 updated through 10/22/02:  Previously filed with
     Post-Effective  Amendment  No. 22 to the  Registration
     Statement of  Oppenheimer  Global Growth & Income Fund
     (Reg.  No.  33-33799),   11/20/02,   and  incorporated
     herein by reference.

(11) Opinion and Consent of Counsel - Previously  filed with
     Registrant's  Registration  Statement,  8/8/03  on Form
     N-14 (Reg. No. 333-106813),  and incorporated herein by
     reference.

(12) Tax  Opinion  Relating  to  the   Reorganization:   Tax
     Opinions of Deloitte & Touche LLP - Filed herewith.

(13)  N/A

(14) (i) Consent  of  Deloitte  &  Touche  LLP:   Previously
     filed with Registrant's Registration Statement,  8/8/03
     on Form N-14 (Reg. No.  333-106813),  and  incorporated
     herein by reference.

(15) N/A.

(16) (i) Powers of Attorney for all  Trustees/Directors  and
     Officers  except  for  Beverly L.  Hamilton,  Robert J.
     Malone,  Edward Cameron, F. William Marshall,  Jr., and
     John Murphy  (including  Certified Board  Resolutions):
     Previously filed with Pre-Effective  Amendment No. 2 to
     the  Registration   Statement  of  Oppenheimer   Select
     Managers   (Reg.   No.    333-49774),    2/8/01,    and
     incorporated herein by reference.

     (ii)Powers of Attorney for Edward Cameron, F. William
     Marshall Jr. and John Murphy: Previously filed with
     Post-Effective Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No.
     2-62076), 10/26/01, and incorporated herein by
     reference.

     (iii)  Powers of Attorney for Beverly L. Hamilton and
     Robert J. Malone: Previously filed with Post-Effective
     Amendment No. 46 to the Registration Statement of
     Oppenheimer High Yield Fund (Reg. No. 2-62076),
     8/23/02, and incorporated herein by reference.

(17) Amended   and   Restated   Code  of   Ethics   of  the
     Oppenheimer  Funds dated May 15, 2002 under Rule 17j-1
     of the  Investment  Company  Act of  1940:  Previously
     filed  with  Post-Effective  Amendment  No.  29 to the
     Registration  Statement of Oppenheimer  Discovery Fund
     (Reg. No. 33-371),  11/21/02,  and incorporated herein
     by reference.

Item 17.  Undertakings
----------------------

(1)   The  Registrant  agrees to file a final  tax  opinion
relating to the  Reorganization  within a  reasonable  time
following  the  Closing  Date (as such terms are defined in
Part A hereof).

                         SIGNATURES

      Pursuant to the  requirements of the Securities Act of
1933  and/or  the  Investment   Company  Act  of  1940,  the
Registrant  has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly authorized,  in the City of New  York and  State of New York on the 28th  day of October, 2003.

                              OPPENHEIMER  MAIN STREET FUND,
                              a Series of  OPPENHEIMER  MAIN
                              STREET FUNDS, INC.

                              By:  /s/ John V. Murphy*

                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer &
Director

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                    Title
----------                    -----
Date
----

/s/ James C. Swain*          Chairman of the
-----------------------      Board of Directors           October 28, 2003
James C. Swain

/s/ William L. Armstrong*    Vice Chairman of the         October 28, 2003
---------------------------  Board of Directors
William L. Armstrong

/s/ John V. Murphy*          President, Principal           October 28, 2003
------------------------     Executive Officer &
John V. Murphy               Director

/s/ Brian W. Wixted*         Treasurer, Principal           October 28, 2003
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Director                       October 28, 2003
---------------------
Robert G. Avis

/s/ George Bowen*            Director                       October 28, 2003
----------------------
George Bowen

/s/ Edward Cameron*          Director                       October 28, 2003
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Director                       October 28, 2003
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Director                       October 28, 2003
---------------------
Sam Freedman

/s/ Beverly L. Hamilton
-----------------------      Director                       October 28, 2003
Beverly L. Hamilton

/s/ Robert J. Malone*
-----------------------      Director                       October 28, 2003
Robert J. Malone

/s/ F. William Marshall, Jr.*  Director                     October 28, 2003
----------------------------
F. William Marshall, Jr.

*By:  /s/ Robert G. Zack
     -----------------------------------
     Robert G. Zack, Attorney-in-Fact

                OPPENHEIMER MAIN STREET FUND
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

               Post Effective Amendment No. 1
                       Exhibit Index

Exhibit No.          Description
-----------          -----------

(12)                 Tax Opinions of Deloitte & Touche LLP